Leases (Contractual obligations) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating leases
2019	$ 372
2020	191
2021 and thereafter	345
Total	908
Capital leases
2019	2
2020	1
Total	$ 3